Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 6,500	$ 3,089
Short-term bank deposits	11,922	862
Accounts receivable	37
Governmental grant receivable		17
Other receivables and prepaid expenses	293	322
Inventories (Note 3)	778	1,226
TOTAL CURRENT ASSETS	19,530	5,516
NON-CURRENT ASSETS:
Right-of-use assets (Note 5)	393	330
Property and equipment, net (Note 4)	67	130
TOTAL NON-CURRENT ASSETS	460	460
TOTAL ASSETS	19,990	5,976
CURRENT LIABILITIES:
Accounts payable	62	157
Advance payments	47	83
Convertible promissory note (Note 6)		770
Accrued payroll and other employment related accruals	629	402
Accrued expenses	333	392
Lease liabilities	309	291
TOTAL CURRENT LIABILITIES	1,380	2,095
Lease liabilities	57	21
TOTAL LIABILITIES	1,437	2,116
COMMITMENTS AND CONTINGENCIES (Note 7)
SHAREHOLDERS’ EQUITY (Note 10):
Ordinary shares no par value: Authorized 500,000,000 as of December 31, 2025 and 50,000,000 as of December 31, 2024; Issued and outstanding 2,882,802 shares as of December 31, 2025 and 235,821 shares as of December 31, 2024	67	67
Additional paid-in capital	55,695	32,895
Accumulated losses	(37,209)	(29,102)
TOTAL SHAREHOLDERS’ EQUITY	18,553	3,860
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 19,990	$ 5,976